REVENUES (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Revenue [Abstract]
Revenues		¥ 1,271,888	$ 184,989	¥ 969,275	¥ 710,993
Educational Programs [Member]
Revenue [Abstract]
Revenues		1,071,605	155,859	831,106	618,326
Franchise revenues [Member]
Revenue [Abstract]
Revenues	[1]	125,214	18,212	100,013	63,532
Other [Member]
Revenue [Abstract]
Revenues		¥ 75,069	$ 10,918	¥ 38,156	¥ 29,135

[1]	Initial franchise fees amounted to RMB15,566, RMB23,302 and RMB19,904 (US$2,895), and recurring franchise fees amounted to RMB47,966, RMB76,711 and RMB105,310 (US$15,317) for the years ended December 31, 2016, 2017 and 2018, respectively.